Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.12%
Aerospace & Defense–1.98%
Curtiss-Wright Corp.	287,953	$38,237,279
Agricultural & Farm Machinery–2.02%
AGCO Corp.	333,922	39,135,658
Airlines–1.71%
Southwest Airlines Co.(b)	741,283	33,179,827
Apparel, Accessories & Luxury Goods–2.25%
Ralph Lauren Corp.	115,388	12,789,606
Tapestry, Inc.	810,502	30,758,551
		43,548,157
Auto Parts & Equipment–2.30%
Lear Corp.	266,463	44,584,589
Broadcasting–1.92%
Nexstar Media Group, Inc., Class A	225,086	37,224,723
Building Products–1.88%
Johnson Controls International PLC	501,226	36,424,093
Casinos & Gaming–1.49%
Bally’s Corp.(b)(c)	809,270	28,923,310
Communications Equipment–2.05%
Ciena Corp.(b)	599,924	39,780,961
Construction Machinery & Heavy Trucks–2.28%
Oshkosh Corp.	387,220	44,069,508
Consumer Finance–2.29%
Ally Financial, Inc.	930,764	44,416,058
Copper–1.25%
Freeport-McMoRan, Inc.	649,127	24,160,507
Distributors–1.95%
LKQ Corp.	687,106	37,715,248
Electric Utilities–4.67%
Entergy Corp.	335,610	37,511,130
Evergy, Inc.	432,268	28,080,129
Exelon Corp.	428,792	24,848,496
		90,439,755
Electrical Components & Equipment–2.59%
Vertiv Holdings Co.(b)	2,404,807	50,164,274
Electronic Equipment & Instruments–1.69%
Vontier Corp.	1,162,612	32,681,023
Electronic Manufacturing Services–1.47%
Flex Ltd.(b)	1,760,475	28,484,486
Food Distributors–2.10%
Performance Food Group Co.(b)(c)	963,510	40,650,486
Health Care Distributors–1.83%
Henry Schein, Inc.(b)	471,598	35,511,329
Shares		Value
Health Care Facilities–3.89%
Encompass Health Corp.	585,386	$36,317,348
Universal Health Services, Inc., Class B	299,623	38,968,967
		75,286,315
Hotel & Resort REITs–2.39%
Host Hotels & Resorts, Inc.(b)(c)	2,663,537	46,185,732
Hotels, Resorts & Cruise Lines–2.31%
Wyndham Hotels & Resorts, Inc.	533,279	44,768,772
Industrial Machinery–1.54%
Kennametal, Inc.	863,209	29,841,135
Industrial REITs–1.28%
First Industrial Realty Trust, Inc.	407,633	24,775,934
Insurance Brokers–2.77%
Arthur J. Gallagher & Co.	339,532	53,625,684
Investment Banking & Brokerage–1.89%
Stifel Financial Corp.	489,681	36,677,107
Leisure Products–1.01%
Mattel, Inc.(b)	938,641	19,636,370
Life & Health Insurance–0.99%
Globe Life, Inc.	186,813	19,110,970
Managed Health Care–2.33%
Centene Corp.(b)	581,016	45,179,804
Marine–2.25%
Kirby Corp.(b)	669,435	43,633,773
Oil & Gas Exploration & Production–8.11%
Devon Energy Corp.	1,013,078	51,231,354
Diamondback Energy, Inc.	347,357	43,822,559
Pioneer Natural Resources Co.	283,094	61,966,446
		157,020,359
Other Diversified Financial Services–5.80%
Apollo Global Management, Inc.	1,035,248	72,467,360
Voya Financial, Inc.(c)	587,358	39,916,850
		112,384,210
Paper Packaging–1.80%
WestRock Co.	752,815	34,749,940
Regional Banks–10.84%
Huntington Bancshares, Inc.	3,261,356	49,116,021
KeyCorp	2,284,569	57,251,299
Wintrust Financial Corp.	521,622	51,155,470
Zions Bancorporation N.A.	774,442	52,522,657
		210,045,447
Residential REITs–2.51%
American Homes 4 Rent, Class A	626,065	24,497,924
UDR, Inc.	425,142	24,165,071
		48,662,995

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Semiconductor Equipment–1.69%
MKS Instruments, Inc.	211,239	$32,811,754
Soft Drinks–2.22%
Coca-Cola Europacific Partners PLC (United Kingdom)	751,564	42,951,883
Specialty Chemicals–2.78%
Eastman Chemical Co.	453,124	53,890,037
Total Common Stocks & Other Equity Interests (Cost $1,351,264,453)		1,900,569,492
Money Market Funds–1.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	9,910,639	9,910,639
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	12,399,972	12,401,212
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	11,326,444	11,326,444
Total Money Market Funds (Cost $33,637,076)		33,638,295
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $1,384,901,529)		1,934,207,787
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.13%
Invesco Private Government Fund, 0.02%(d)(e)(f)	18,172,699	$18,172,699
Invesco Private Prime Fund, 0.11%(d)(e)(f)	42,394,486	42,402,964
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,575,965)		60,575,663
TOTAL INVESTMENTS IN SECURITIES–102.98% (Cost $1,445,477,494)		1,994,783,450
OTHER ASSETS LESS LIABILITIES—(2.98)%		(57,731,173)
NET ASSETS–100.00%		$1,937,052,277
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,156,744	$59,027,316	$(63,273,421)	$-	$-	$9,910,639	$2,442
Invesco Liquid Assets Portfolio, Institutional Class	15,093,238	42,162,369	(44,850,312)	(1,972)	(2,111)	12,401,212	1,195
Invesco Treasury Portfolio, Institutional Class	16,179,136	67,459,790	(72,312,482)	-	-	11,326,444	1,095
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	265,300,100	(247,127,401)	-	-	18,172,699	2,776*
Invesco Private Prime Fund	-	408,477,489	(366,069,742)	(302)	(4,481)	42,402,964	37,856*
Total	$45,429,118	$842,427,064	$(793,633,358)	$(2,274)	$(6,592)	$94,213,958	$45,364

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,900,569,492	$—	$—	$1,900,569,492
Money Market Funds	33,638,295	60,575,663	—	94,213,958
Total Investments	$1,934,207,787	$60,575,663	$—	$1,994,783,450
Invesco American Value Fund